VCC MORTGAGE SECURITIES, LLC ABS-15G

EXHIBIT 99.15

Loan Level Exceptions
Run Date - 11/18/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Final Credit	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
UGZWWBZGJRD	XXXXXX			XXXXXX		1	1	1	1
OKS0SZKTPAQ	XXXXXX			XXXXXX		1	1	1	1
4AZ0CRPDEH4	XXXXXX			XXXXXX		1	1	1	1
EQL2AYPSJF0	XXXXXX			XXXXXX		1	1	1	1
QOA0LRR2AGK	XXXXXX			XXXXXX		1	1	1	1
AIFGGM1W5BN	XXXXXX			XXXXXX		1	1	1	1
UXW0CFOJDCU	XXXXXX			XXXXXX		1	1	1	1
3WDAU5C0R3A	XXXXXX			XXXXXX		1	1	1	1
ZOJKRYQ1MBC	XXXXXX			XXXXXX		1	1	1	1
LB5YHMKSZIO	XXXXXX			XXXXXX		1	1	1	1
C3RPBUI5BWC	XXXXXX			XXXXXX		1	1	1	1
RWR2FYKGZWD	XXXXXX			XXXXXX		1	1	1	1
UVMLTFKNYA5	XXXXXX			XXXXXX		1	1	1	1
KQ1W0FARJG5	XXXXXX			XXXXXX		1	1	1	1
Z1JPPVFM3A1	XXXXXX			XXXXXX		1	1	1	1
V1YZKZLYXDS	XXXXXX			XXXXXX		1	1	1	1
T1IYJ1HBO4H	XXXXXX			XXXXXX		1	1	1	1
0MAUOZ33H3D	XXXXXX			XXXXXX		1	1	1	1
VF23TJSIR3V	XXXXXX			XXXXXX		1	1	1	1
XTN4GGBBB40	XXXXXX			XXXXXX		1	1	1	1
4RH2GHYWT4N	XXXXXX			XXXXXX		1	1	1	1
3TV3JNEWFJL	XXXXXX			XXXXXX		1	1	1	1
SHTBSAZATRE	XXXXXX			XXXXXX		1	1	1	1
GCUMZ2J1OD4	XXXXXX	XXXXXX	3	3	3	3	*** (OPEN) Occupancy Red Flag / Other Identified - EV 3
										COMMENT: The borrowers photo ID issued XXXX reflects the subject property address. The file included a letter of explanation (pg XXX) which is not executed by the borrower confirming, I reside at XXXX. The reason my license displays an XX address is that my auto insurance and other expenses are cheaper to pay in XX than XXXXX. The loan application (pg XXX), Cert of NOO (pg XXX) reflects the borrowers primary residence as XXXX. The LOE for cash out purposes (pg XXX) states: This letter is to explain the use of the funds from the XXX. I own a property in XXX that I am remodeling in order to get the max market rent for it. Lastly, the file included an appraisal (gp XXX) dated XXXXX for the subject property, confirming the property was XXXX occupied. The file did not include evidence of a utility bill to confirm the borrower is not still XXX the subject property.
ASAP2H5PK1B	XXXXXX			XXXXXX		1	1	1	1
4WPTX5NNKBM	XXXXXX			XXXXXX		1	1	1	1
MGD50BXB33S	XXXXXX			XXXXXX		1	1	1	1
JXW4UN525XA	XXXXXX			XXXXXX		1	1	1	1
1E0JKUCMJDJ	XXXXXX			XXXXXX		1	1	1	1
TW3YZNNAJKQ	XXXXXX			XXXXXX		1	1	1	1
Q0RMEPQGMFL	XXXXXX			XXXXXX		1	1	1	1
DHED35SZNG1	XXXXXX			XXXXXX		1	1	1	1
LODYRWZGOIF	XXXXXX			XXXXXX		1	1	1	1
1CS1GG1ACHK	XXXXXX			XXXXXX		1	1	1	1
QBGMIE2P4CR	XXXXXX			XXXXXX		1	1	1	1
RMIRZGW1OL2	XXXXXX			XXXXXX		1	1	1	1
V3ROHEYLCCO	XXXXXX			XXXXXX		1	1	1	1
KAVXWVEWNVP	XXXXXX			XXXXXX		1	1	1	1
Q1CJUBKHGNB	XXXXXX			XXXXXX		1	1	1	1
PRJG2HNOKMU	XXXXXX			XXXXXX		1	1	1	1
D4ICUTZ4G3L	XXXXXX			XXXXXX		1	1	1	1
1WSNKJE33EU	XXXXXX			XXXXXX		1	1	1	1